CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue		$ 67,535	$ 62,753	$ 61,860
Cost		28,239	27,201	27,560
Gross profit		39,297	35,551	34,300
Expense and other (income)
Selling, general and administrative		20,123	19,688	19,003
Research and development		8,316	7,479	6,775
Intellectual property and custom development income		(964)	(996)	(860)
Other (income) and expense	[1]	(442)	1,871	(914)
Interest expense		1,935	1,712	1,607
Total expense and other (income)		28,968	29,754	25,610
Income from continuing operations before income taxes		10,328	5,797	8,690
Provision for/(benefit from) income taxes	[1]	(242)	(218)	1,176
Income from continuing operations		10,571	6,015	7,514
Income/(loss) from discontinued operations, net of tax		22	8	(12)
Net income	[1]	$ 10,593	$ 6,023	$ 7,502
Assuming dilution
Continuing operations (in dollars per share)	[1]	$ 11.14	$ 6.42	$ 8.15
Discontinued operations (in dollars per share)	[1]	0.02	0.01	(0.01)
Total (in dollars per share)	[1]	11.17	6.43	8.14
Basic
Continuing operations (in dollars per share)	[1]	11.34	6.53	8.25
Discontinued operations (in dollars per share)	[1]	0.02	0.01	(0.01)
Total (in dollars per share)	[1]	$ 11.36	$ 6.53	$ 8.23
Weighted-average number of common shares outstanding
Assuming dilution (in shares)		948,675,228	937,161,224	922,073,828
Basic (in shares)		932,293,927	921,767,834	911,210,319
Services
Revenue		$ 30,714	$ 29,813	$ 30,378
Cost		20,975	20,529	21,051
Sales
Revenue		36,085	32,231	30,745
Cost		6,861	6,303	6,127
Financing
Revenue		737	709	737
Cost		$ 403	$ 369	$ 382

[1]	Refer to "Basis of Presentation" in note A, "Significant Accounting Policies," for additional information.